Revenues - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues [Abstract]
Time charter revenue	$ 351,006	$ 328,905	$ 198,382
Voyage charter revenue	0	5,578	2,603
Other income	13,044	8,992	5,050
Total	$ 364,050	$ 343,475	$ 206,035